COMMITMENTS AND CONTINGENCIES - Contingencies (Details)		1 Months Ended						9 Months Ended
	Apr. 24, 2018 CNY (¥)	Nov. 30, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Oct. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Aug. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 12, 2017 CNY (¥)
Notice for early repayment of bank loans					¥ 160,000,000	$ 22,983,000
Assets/liabilities held-for-sale
Litigation accrued										¥ 128,890,000
BFSMC
Notice for early repayment of bank loans				¥ 672,000,000
Interest rate				9.00%
Interest on damage sought				¥ 263,790,000
Xin Run
Approximate amount of compensation or damages payable												¥ 50,500,000
Bank Deposits and Other Assets											¥ 50,500,000
Notice for early repayment of bank loans	¥ 14,400,000	¥ 175,078,000	$ 27,473,000
Interest on damage sought	8,860,000
Xin Run | BFSMC
Rental received								¥ 64,800,000	¥ 64,800,000
Notice for early repayment of bank loans	¥ 96,000,000			¥ 82,680,000			¥ 105,600,000
Interest rate				4.35%
Interest on damage sought				¥ 13,340,000